Other Long-Term Liabilities (Tables)	12 Months Ended
Aug. 31, 2019
Other Long-Term Liabilities [Abstract]
Disclosure of other long-term liabilities
15. OTHER LONG-TERM LIABILITIES
	2019	2018
	$	$
Pension liabilities (note 28)	69	10
Post retirement liabilities (note 28)	4	3
Other	2	-
	75	13